As filed with the Securities and Exchange Commission on October 14, 2005


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          [X] Pre-Effective Amendment No. 1


                   [___ ] Post-Effective Amendment No. _____

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 901 524-4100

                              ALLEN B. MORGAN, JR.
                             50 North Front Street
                            Memphis, Tennessee 38103
                    (Name and Address of Agent for Service)

                                   Copies to:
                             Arthur J. Brown, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Ave., N.W.
                          Washington, D.C. 20036-1800

      Title of securities being registered: shares of beneficial interest, no par value per share.

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter  to  Shareholders  -  Incorporated  by  reference  to  the   Registrant's
Registration Statement on Form N-14 filed on September 16, 2005 File Nos. 333-128386 and 811-6511, SEC Accession No. 000898432-05-000794.

Notice of Special Meeting of Shareholders - Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 File Nos. 333-128386 and 811-6511, SEC Accession No. 000898432-05-000794.

Part A - Combined Proxy Statement and Prospectus - Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 File Nos. 333-128386 and 811-6511, SEC Accession No. 000898432-05-000794.

Part B - Statement of Additional Information - - Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 File Nos. 333-128386 and 811-6511, SEC Accession No. 000898432-05-000794.

Part C - Other Information



Signature Page

The purpose of this filing is to delay the effectiveness date of the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (SEC File Nos. 333-128386 and 811-6511), SEC Accession No. 0000898432-05-000794.

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                       ----------------------------------

                                    Form N-14
                           Part C - Other Information

Item 15.  Indemnification

      ARTICLE XI OF THE DECLARATION OF TRUST STATES:
      ----------------------------------------------

      Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

      The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

      No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

      Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

      The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

      Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

      No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

      Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

      Section 3.  Express Exculpatory Clauses and Instruments.

      The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

      PARAGRAPH 7 OF THE ADVISORY  AGREEMENT DATED AUGUST 8, 2003 BETWEEN THE
      -----------------------------------------------------------------------
      REGISTRANT  AND MORGAN  ASSET  MANAGEMENT,  INC.  DATED  AUGUST 8, 2003
      -----------------------------------------------------------------------
      STATES:
      -------

      LIABILITIES OF THE ADVISOR:
      ---------------------------

      A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

      B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(j), 36(a) or 36(b) of the 1940 Act.

      PARAGRAPH 8 OF THE SUB-ADVISORY AGREEMENT DATED JANUARY 20, 2004 AMONG
      ----------------------------------------------------------------------
      THE REGISTRANT, MORGAN ASSET MANAGEMENT, INC. AND CHANNING CAPITAL
      ------------------------------------------------------------------
      MANAGEMENT, LLC STATES:
      -----------------------

      The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

      Paragraph 7 of the Advisory Agreement dated February 18, 2005 between the Registrant and Morgan Asset Management, Inc. states:

      LIABILITIES OF THE ADVISOR:
      ---------------------------

      A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

      B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(j), 36(a) or 36(b) of the 1940 Act.

Item 16.    Exhibits

(1)   (a)   Declaration of Trust and Amendment No. 1; (1)
      (b)   Conformed copy of Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant; (2)
      (c)   Conformed  copy of  Amendment  No. 10 to the  Amended  and  Restated
            Declaration of Trust of the Registrant; (3)
      (d)   Conformed  copy of  Amendment  No. 11 to the  Amended  and  Restated
            Declaration of Trust of the Registrant; (3)
      (e)   Conformed  copy of  Amendment  No. 12 to the  Amended  and  Restated
            Declaration of Trust of the Registrant; (3)
      (f)   Conformed  copy of  Amendment  No. 13 to the  Amended  and  Restated
            Declaration of Trust of the Registrant; (4)
      (g)   Amendment  No. 14 to the Amended and Restated  Declaration  of Trust
            (9)
      (h)   Amendment  No. 15 to the Amended and Restated  Declaration  of Trust
            (9)
      (i)   Amendment  No. 16 to the Amended and Restated  Declaration  of Trust
            (10)

      (j)   Amendment  No. 17 to the Amended and Restated  Declaration  of Trust
            (12)


(2)   (a)   Copy of By-Laws of the Registrant; (5)
      (b)   Copy of Amendment Nos. 1 through 4 to the By-Laws of the Registrant;
            (6)
      (c)   Copy of Amendment No. 5 to the By-Laws of the Registrant; (7)

(3)   Voting Trust Agreement - none

(4) The Form of Agreement and Plan of Reorganization is incorporated herewith as Appendix A to the Combined Proxy Statement and Prospectus contained in Registrant's the Registration Statement on Form N-14 filed on September 16, 2005 and is incorporated herein by reference.


(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, VIII, X and XI of the Declaration of Trust of the Registrant and Articles IV, VI and XIV of the Bylaws of the Registrant and are incorporated herein by reference to this Item 16 (1) and (2).

(6)   (a)   Advisory  Agreement  dated August 8, 2003 between the Registrant and
            Morgan Asset Management, Inc. (8)

      (b) Subadvisory Agreement among the Registrant, Morgan Asset Management, Inc. and Channing Capital Management, LLC (11)

      (c) Investment Advisory Agreement between Registrant and Morgan Asset Management, Inc. dated February 18, 2005 (12)

(7)   (a)   Underwriting  Agreement dated August 23, 2004 between the Registrant and Morgan Keegan & Co., Inc. (11)


      (b)   Underwriting   Agreement   dated   February  18,  2005  between  the
            Registrant and Morgan Keegan &Company, Inc. (12)


(8)   Bonus or Profit Sharing Contracts - none


(9) Custodian Agreement dated February 18, 2005 between the Registrant and Regions Bank (12)

(10)  (a)   Amended and Restated  Distribution  Plan  Pursuant to Rule 12b-1 for
            Class A Shares dated September 1, 2005 (12)


      (b) Amended Distribution Plan Pursuant to Rule 12b-1 for Class C Shares dated August 23, 2004 (11)


      (c)   Shareholder Services Agreement dated May 12, 2005 (12)


      (d)   Conformed copy of Restated  Multiple  Class Plan of the  Registrant;
            (4)


(11)  Opinion  and  Consent  of  Kirkpatrick  &  Lockhart  Nicholson  Graham LLP
      regarding  the  legality  of  the  securities  being   registered (12).


(12) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus (to be filed).

(13)  Other Material Contracts
      (a) Administration Agreement dated January 1, 2005 between Registrant and Morgan Keegan & Company, Inc. (11)

      (b) Administration Agreement dated February 18, 2005 between Registrant and Morgan Keegan & Company, Inc. (12)

      (c) Form of Sub-Administration Agreement and Amendment between Morgan Keegan & Company, Inc. and BISYS Fund Services Ohio, Inc. with respect to Treasury Money Market Fund and Government Money Market Fund (11)
      (d) Agreement for Sub-Administrative Services dated December 1, 2001 between the Registrant and Regions Bank (4)
      (e) (i) Transfer Agency and Services Agreement dated November 11, 2002 between the Registrant and Morgan Keegan & Company, Inc. (7)
            (ii) Amendment No. 1 dated November 11, 2005 to the Transfer  Agency and Services Agreement (8)
      (f) Fund Accounting Service Agreement dated December 1, 2004 between Registrant and Morgan Keegan & Company, Inc. (11)
      (g) Fund Accounting Service Agreement dated June 1, 2004 between Registrant and Morgan Keegan & Company, Inc. (11)
      (h) Form of Fund Accounting Agreement dated January 3, 2005 and Amendment between Registrant and BISYS Fund Services Ohio, Inc. (11)


(14)  Accountant's Consent from PricewaterhouseCoopers LLP (to be filed)

(15)  Omitted Financial Statements;

(16)  Powers of Attorney (10)


(17)  Proxy Card (12)





1. Incorporated by reference to the Registrant's Post-Effective Amendment No.7 to its Registration Statement on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

2. Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

3. Incorporated by reference to the Registrant's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

5. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

6. Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

7. Incorporated by reference to the Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

8. Incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

9. Incorporated by reference to the Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed on January 31, 2005 (File Nos. 33-44737 and 811-6511).

10. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 6, 2004 (File Nos. 333-121019 and 811-6511).

11. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed March 31, 2005 (File Nos. 33-44737 and 811-6511).


12. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (File Nos. 333-128386 and 811-6511).



Item 17.  UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant, Regions Morgan Keegan Select Funds, has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 ("Pre-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 14th day of October, 2005.


                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                  Carter E. Anthony, President


      Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                  DATE
---------                           -----                  ----

/s/ Carter E. Anthony*              President              October 14, 2005
---------------------               (Chief Executive
Carter E. Anthony                   Officer)


/s/ Allen B. Morgan, Jr.*           Trustee                October 14, 2005
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*               Vice President and     October 14, 2005
--------------------                Treasurer (Chief
Joseph C. Weller                    Financial Officer)


/s/ William Jefferies Mann*         Trustee                October 14, 2005
---------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*     Trustee                October 14, 2005
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*           Trustee                October 14, 2005
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                  Trustee                October 14, 2005
-----------------
Mary S. Stone


/s/ W. Randall Pittman*             Trustee                October 14, 2005
----------------------
W. Randall Pittman

/s/ J. Kenneth Alderman*            Trustee                October 14, 2005
-----------------------
J. Kenneth Alderman



/s/ Arthur J.  Brown

* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on December 6, 2004 in the Registrant's Form N-14, SEC Accession No. 0000898432-04-00106